Accrued Liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accrued Liabilities [Abstract]
Accrued Liabilities

11. Accrued Liabilities

Accrued expenses relate to various accruals for the Company. Accrued interest represents the interest in debt not paid in the three months ended March 31, 2024 and in the year ended December 31, 2023. Accrued liabilities consist of the following (in thousands):

	March 31	December 31
	2024	2023
	(in thousands)
Accrued legal	$7,258	$8,684
Accrued interest	6,294	5,516
Accrued financing cost	2,397	3,537
Accrued construction expense	363	2,134
Accrued transaction cost - business combination	261	1,527
Accrued audit fees	150	800
Accrued payroll	215	148
Other accrued expenses	2,094	2,064
Total	$19,032	$24,410

13.	Accrued Liabilities

Accrued expenses relate to various accruals for the Company. Accrued interest represents the interest in debt not paid in the year ended December 31, 2023 and 2022. Accrued liabilities consist of the following (in thousands):

	Year Ended December 31,
	2023	2022
	(in thousands)
Accrued legal	$8,684	$-
Accrued interest	5,516	1,992
Accrued financing cost	3,537	-
Accrued construction expense	2,134	-
Accrued transaction cost - business combination	1,527	-
Accrued audit fees	800	-
Accrued payroll	148	501
Other accrued expenses	2,064	978
Total	$24,410	$3,471